Risk management - Concentration risk (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 MXN ($) customer	Dec. 31, 2018 MXN ($) customer
Concentration of risk
Financing granted in excess of Basic Capital threshold	$ 0	$ 0
Bank Capital, threshold percentage	10.00%	10.00%
Credit risk
Concentration of risk
Number of main debtors representing a joint risk | customer	3	3
Concentration of credit risk	$ 40,935	$ 33,160
Concentration risk, percentage of Basic Capital	40.84%	35.30%